Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories as of December 31, 2023 and 2022 consisted of the following:
	2023	2022
Raw materials	$5,687,671	$4,298,235
Work in process	916,997	642,235
Finished goods	546,208	1,300,383
Inventory valuation allowance	(94,417)	(13,397)
Total	$7,056,459	$6,227,456